Net Other Non-Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Nonoperating Income Expense [Abstract]
Schedule Of Other Nonoperating Income Expense
Details of other
non-operating
income and expenses for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Other non-operating income
Gains on disposal of property and equipment	￦	35,747	￦	111,132	￦	9,045
Rental income		85,720		113,075		34,791
Gains on a bargain purchase		—		145,067		288
Gain on sales of disposal group held for sale		2,731		—		—
Others		84,793		96,931		81,210

		208,991		466,205		125,334

Other non-operating expenses
Losses on disposal of prop e rty and equipment		8,587		11,945		6,552
Donation		102,711		113,083		103,647
Restoration costs		2,902		5,043		3,436
Management cost for written-off loans		3,382		3,018		4,054
Others		64,523		143,726		117,182

		182,105		276,815		234,871

Net other non-operating income (expenses)	￦	26,886	￦	189,390	￦	(109,537)